ACQUISITIONS (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 29, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Nov. 17, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Recognized amounts of identifiable assets acquired and liabilities assumed
Goodwill				¥ 102		$ 168,602			¥ 102	¥ 1,096,972	$ 164,395	¥ 1,069,603
Revenue						376,396	¥ 2,448,946	¥ 2,719,541	1,254,874
Net income				¥ 105,193	¥ 297,822	$ 71,775	¥ 466,986	¥ 925,702	¥ 403,015
Customer list
Recognized amounts of identifiable assets acquired and liabilities assumed
Weighted average useful life						6 years	6 years	6 years
Trademark
Recognized amounts of identifiable assets acquired and liabilities assumed
Weighted average useful life						10 years	10 years	10 years
Acquired software
Recognized amounts of identifiable assets acquired and liabilities assumed
Weighted average useful life						10 years	10 years	10 years
Forthright Group
ACQUISITION
Ownership percentage acquired	100.00%
Cash consideration	¥ 12,806
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	58,380
Entrusted bank balances held on behalf of customers	150,452
Equipment and leasehold improvements	1,488
Intangible assets	416
Accounts receivable	9,600
Other assets	4,578
Accounts payable	(149,872)
Accrued employee benefits	(2,649)
Other liabilities	(76,147)
Total identifiable net assets acquired	(3,754)
Goodwill	16,560
Total	¥ 12,806
Sina Shi Jin
ACQUISITION
Ownership percentage acquired		51.00%
Cash consideration		¥ 18,488
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		8,908
Equipment and leasehold improvements		96
Deferred tax assets		2,446
Short term investments		20,000
Other assets		7
Accounts payable		(2,621)
Accrued employee benefits		(379)
Other liabilities		(34)
Total identifiable net assets acquired		28,423
Noncontrolling interest		(17,762)
Goodwill		7,827
Total		¥ 18,488
Other acquisitions in 2017
ACQUISITION
Cash consideration							¥ 97,836
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash										18,508
Equipment and leasehold improvements										4,943
Intangible assets										68,745
Accounts receivable										104,096
Deferred tax assets										10,736
Short term investments										5,000
Goodwill										766
Other assets										3,398
Accounts payable										(108,104)
Income tax payable										(4,721)
Accrued employee benefits										(735)
Other liabilities										(5,947)
Total identifiable net assets acquired										96,685
Noncontrolling interest										(4,945)
Goodwill										6,096
Total										¥ 97,836
Gold Master HK
ACQUISITION
Ownership percentage acquired			100.00%
Ordinary shares issued | shares			200,890,940
Cash consideration			¥ 281,619
Equity instrument (200,890,940 ordinary shares of the Company)			1,146,252
Fair value of total consideration transferred			1,427,871
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash			181,538
Equipment and leasehold improvements			6,236
Intangible assets			429,806
Available-for-sale investments			9,000
Other assets			95,568
Accounts payable			(12,580)
Accrued employee benefits			(67,579)
Deferred tax liabilities			(103,273)
Other liabilities			(176,568)
Total identifiable net assets acquired			362,148
Goodwill			1,065,723
Total			1,427,871
Gold Master HK | License of Shanghai Exchange
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets			37,000
Gold Master HK | Customer list
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets			¥ 239,310
Weighted average useful life			6 years
Gold Master HK | Trademark
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets			¥ 150,640
Weighted average useful life			10 years
Gold Master HK | Acquired software
Recognized amounts of identifiable assets acquired and liabilities assumed
Intangible assets			¥ 2,860
Weighted average useful life			10 years
Other acquisitions in 2016
ACQUISITION
Cash consideration								¥ 48,058
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash												38,726
Equipment and leasehold improvements												3,766
Intangible assets												89
Other assets												75,295
Accounts payable												(611)
Accrued employee benefits												(1,935)
Other liabilities												(68,050)
Total identifiable net assets acquired												47,280
Noncontrolling interest												(3,000)
Goodwill												3,778
Total												¥ 48,058